Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
The following table presents information about the relationship between
executive compensation actually paid to our PEO and our other named executive officers (for purposes of this section, our
“Non-PEO
NEOs”) and certain financial performance measures of the Company. For further information concerning our philosophy of executive pay tied to performance and how we align executive compensation with our performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Compensation Actually Paid to Non-PEO NEOs (5)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) (8)
					Total Shareholder Return (6)	Peer Group Total Shareholder Return (7)

2022	$13,856,916	($9,591,955)	$8,170,546	$4,544,907	$53.61	$82.31	($287)

2021	$10,625,107	$76,757,138	$4,809,572	$25,498,661	$90.88	$128.15	($265)

(1)	We were not a reporting company pursuant to Section 13(a) or Section 15(d) of the Exchange Act prior to 2021, and as such, we have not included any information in this table for 2020.
(2)
The dollar amounts reported in this column represent the amounts of total compensation reported for Mr. Courtemanche (our President and Chief Executive Officer) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—2022 Summary Compensation Table.”

(3)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Courtemanche, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr. Courtemanche during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Courtemanche’s total compensation for each fiscal year to determine the compensation actually paid:

Prior FYE	12/31/2020	12/31/2021

Current FYE	12/31/2021	12/31/2022

Fiscal Year	2021	2022

PEO Summary Compensation Table Total	$10,625,107	$13,856,916

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year	($9,693,853)	($12,780,989)

+ Fair Value at Fiscal Year-End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$9,908,203	$8,326,704

+ Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$43,803,722	($13,598,285)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$2,504,182	$2,072,648

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	$19,609,777	($7,468,948)

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	$0	$0

Compensation Actually Paid	$76,757,138	($9,591,955)

(4)
The dollar amounts reported in this column represent the average of the amounts reported for our non-PEO
NEOs for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. The names of each of the non-PEO
NEOs included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2022, Paul E. Lyandres, Benjamin C. Singer, Joy D. Durling and Steven S. Davis; and (ii) for 2021, Paul E. Lyandres and Dennis H. Lyandres.

(5)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to our non-PEO
NEOs, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to the
Non-PEO
NEOs as a group during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for the
Non-PEO
NEOs as a group for each fiscal year to determine the compensation actually paid, using the same methodology described above in footnote 3.

Prior FYE	12/31/2020	12/31/2021

Current FYE	12/31/2021	12/31/2022

Fiscal Year	2021	2022

Non-PEO NEOs Summary Compensation Table Total	$4,809,572	$8,170,546

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year	($4,092,986)	($7,501,165)

+ Fair Value at Fiscal Year-End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$4,183,551	$5,769,666

+ Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$9,612,859	($1,183,010)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$1,057,262	$414,526

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	$9,928,404	($1,125,655)

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	$0	$0

Compensation Actually Paid	$25,498,661	$4,544,907

(6)
Cumulative Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends (if any) for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.

(7)
Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the NASDAQ Computer Index, which is the same peer group used in Part II, Item 5 of our 2022 Form
10-K.

(8)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote [Text Block]	The names of each of the
non-PEO
	NEOs included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2022, Paul E. Lyandres, Benjamin C. Singer, Joy D. Durling and Steven S. Davis; and (ii) for 2021, Paul E. Lyandres and Dennis H. Lyandres.
Peer Group Issuers, Footnote [Text Block]	Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the NASDAQ Computer Index, which is the same peer group used in Part II, Item 5 of our 2022 Form
10-K.

PEO Total Compensation Amount	$ 13,856,916	$ 10,625,107
PEO Actually Paid Compensation Amount	$ (9,591,955)	76,757,138
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Courtemanche, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr. Courtemanche during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Courtemanche’s total compensation for each fiscal year to determine the compensation actually paid:

Prior FYE	12/31/2020	12/31/2021

Current FYE	12/31/2021	12/31/2022

Fiscal Year	2021	2022

PEO Summary Compensation Table Total	$10,625,107	$13,856,916

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year	($9,693,853)	($12,780,989)

+ Fair Value at Fiscal Year-End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$9,908,203	$8,326,704

+ Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$43,803,722	($13,598,285)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$2,504,182	$2,072,648

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	$19,609,777	($7,468,948)

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	$0	$0

Compensation Actually Paid	$76,757,138	($9,591,955)

Non-PEO NEO Average Total Compensation Amount	$ 8,170,546	4,809,572
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,544,907	25,498,661
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to our non-PEO
NEOs, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to the
Non-PEO
NEOs as a group during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for the
Non-PEO
NEOs as a group for each fiscal year to determine the compensation actually paid, using the same methodology described above in footnote 3.

Prior FYE	12/31/2020	12/31/2021

Current FYE	12/31/2021	12/31/2022

Fiscal Year	2021	2022

Non-PEO NEOs Summary Compensation Table Total	$4,809,572	$8,170,546

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year	($4,092,986)	($7,501,165)

+ Fair Value at Fiscal Year-End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$4,183,551	$5,769,666

+ Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$9,612,859	($1,183,010)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$1,057,262	$414,526

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	$9,928,404	($1,125,655)

- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	$0	$0

Compensation Actually Paid	$25,498,661	$4,544,907

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation
Actually Paid and Cumulative TSR
The following graph illustrates the relationship between
compensa
tion actually paid to the PEO and the average of the compensation actually
paid to the
non-PEO
NEOs and the cumulative TSR.

Compensation Actually Paid and Cumulative TSR of the Peer Group
The following graph illustrates the relationship between compensation actually paid to the PEO and the average of the compensation actually paid to the non-PEO
NEOs and the cumulative TSR of the NASDAQ
Compute
r Index peer group.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The following graph illustrates the relationship between compensation actually paid to the PEO and the average of the compensation actually paid to the non-PEO
NEOs and net income.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of Procore and Cumulative TSR of the Peer Group
The following graph illustrates the relationship
between
the cumulative TSR of Procore and the cumulative TSR of the NASDAQ Computer Index peer group.

Total Shareholder Return Amount	$ 53.61	90.88
Peer Group Total Shareholder Return Amount	82.31	128.15
Net Income (Loss)	$ (287,000,000)	(265,000,000)
PEO Name	Mr. Courtemanche
PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,780,989)	(9,693,853)
PEO [Member] | Fair Value at Fiscal YearEnd of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,326,704	9,908,203
PEO [Member] | Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,598,285)	43,803,722
PEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,072,648	2,504,182
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,468,948)	19,609,777
PEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,501,165)	(4,092,986)
Non-PEO NEO [Member] | Fair Value at Fiscal YearEnd of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,769,666	4,183,551
Non-PEO NEO [Member] | Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,183,010)	9,612,859
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	414,526	1,057,262
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,125,655)	9,928,404
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0